Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$6,965,039.13	0.2897271	$-	-	$6,965,039.13
Class C Notes	$36,050,000.00	1.0000000	$32,927,469.94	0.9133834	$3,122,530.06
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$72,395,039.13	0.0546242	$62,307,469.94	0.0470128	$10,087,569.19

Weighted Avg. Coupon (WAC)	3.56%		3.61%
Weighted Avg. Remaining Maturity (WARM)	15.39		14.78
Pool Receivables Balance	$93,412,174.29		$83,182,793.25
Remaining Number of Receivables	23,526		21,874

Adjusted Pool Balance	$92,425,239.51		$82,337,670.32

III. COLLECTIONS

Principal:
Principal Collections	$10,064,417.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$224,247.60
Total Principal Collections	$10,288,665.09

Interest:
Interest Collections	$284,120.15
Late Fees & Other Charges	$35,208.05
Interest on Repurchase Principal	$-
Total Interest Collections	$319,328.20

Collection Account Interest	$13,514.84
Reserve Account Interest	$4,704.44
Servicer Advances	$-

Total Collections	$10,626,212.57

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$10,626,212.57
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,626,212.57

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$77,843.48	$-	$77,843.48	$77,843.48
	Collection Account Interest					$13,514.84
	Late Fees & Other Charges					$35,208.05
Total due to Servicer						$126,566.37

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$9,983.22		$9,983.22	$9,983.22

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$10,365,122.31

9.	Regular Principal Distribution Amount:					$10,087,569.19

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$6,965,039.13		$6,965,039.13
	Class C Notes Total:		$3,122,530.06		$3,122,530.06
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$10,087,569.19		$10,087,569.19

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					277,553.12

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$986,934.78
Beginning Period Amount	$986,934.78
Current Period Amortization	$141,811.85
Ending Period Required Amount	$845,122.93
Ending Period Amount	$845,122.93
Next Distribution Date Required Amount	$719,246.74

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	21.67%	24.33%	24.33%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.04%	21,445	96.29%	$80,098,813.24
30 - 60 Days	1.48%	324	2.82%	$2,346,593.54
61 - 90 Days	0.43%	94	0.81%	$672,897.08
91-120 Days	0.05%	11	0.08%	$64,489.39
121 + Days	0.00%	0	0.00%	$-
Total		21,874		$83,182,793.25

Delinquent Receivables 30+ Days Past Due
Current Period	1.96%	429	3.71%	$3,083,980.01
1st Preceding Collection Period	1.97%	463	3.67%	$3,428,536.10
2nd Preceding Collection Period	1.78%	439	3.21%	$3,346,716.64
3rd Preceding Collection Period	1.74%	448	3.17%	$3,661,888.05
Four-Month Average	1.86%		3.44%

Repossession in Current Period		16		$114,142.14
Repossession Inventory		61		$71,606.90

Current Charge-Offs
Gross Principal of Charge-Offs				$164,963.55
Recoveries				$(224,247.60)
Net Loss				$(59,284.05)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.76%

Average Pool Balance for Current Period				$88,297,483.77

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.81%
1st Preceding Collection Period				-0.65%
2nd Preceding Collection Period				-0.82%
3rd Preceding Collection Period				-0.21%
Four-Month Average				-0.62%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		21	3,105	$44,350,433.43
Recoveries		27	2,851	$(26,027,802.16)
Net Loss				$18,322,631.27
Cumulative Net Loss as a % of Initial Pool Balance				1.34%

Net Loss for Receivables that have experienced a Net Loss *		10	2,512	$18,482,802.74
Average Net Loss for Receivables that have experienced a Net Loss				$7,357.80

Principal Balance of Extensions				$408,682.42
Number of Extensions				60

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3